COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF LEASE COMMITMENTS

The five-year maturity of the Company’s operating lease liabilities is as follow:

Twelve Months Ending September 30,	Operating lease liabilities

2023	$118,561
2024	431
Thereafter	-
Total lease payments	118,992
Less: interest	(2,793)
Present value of lease liabilities	$116,199

The five-year maturity of the Company’s operating lease liabilities is as follow:

Twelve Months Ending December 31,	Operating lease liabilities

2022	$166,426
2023	84,915
Thereafter	-
Total lease payments	251,341
Less: interest	(10,763)
Present value of lease liabilities	$240,578